Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Investments in Associates and Joint Ventures at an Aggregate Level
The following table shows the value of the investments in associates and joint ventures at an aggregate level as of December 31, 2021, 2020 and 2019:

	2021	2020	2019
Amount of investments in associates	16,450	9,938	6,419
Amount of investments in joint ventures	140,475	97,186	61,183
Provision for impairment of investments in associates and joint ventures	—	(12)	(12)

	156,925	107,112	67,590

Summary of Movements which Affected the Value of the Investments in Associates and Joint Ventures
The main movements during the years ended December 31, 2021, 2020 and 2019, which affected the value of the aforementioned investments, correspond to:

	2021	2020	2019
Amount at the beginning of year	107,112	67,590	32,686
Acquisitions and contributions	—	—	4,826
Income on investments in associates and joint ventures	26,977	13,270	7,968
Translation differences	24,801	26,458	20,673
Distributed dividends	(5,499)	(2,717)	(811)
Adjustment for inflation (1)	3,534	2,511	1,510
Capitalization in associates and joint ventures	—	—	738

Amount at the end of year	156,925	107,112	67,590

(1)	Corresponds to adjustment for inflation of opening balances of associates and joint ventures with the Peso as functional currency which was charged to other comprehensive income.

Summary of the principal amounts of the results of the investments in associates and joint ventures
The following table shows the principal amounts of the results of the investments in associates and joint ventures of the Group, calculated according to the equity method therein, for the years ended December 31, 2021, 2020 and 2019. The Group has adjusted, if applicable, the values reported by these companies to adapt them to the accounting criteria used by the Group for the calculation of the equity method value in the aforementioned dates:

	Associates			Joint ventures
	2021	2020	2019	2021	2020	2019
Net income	4,068	1,618	2,032	22,909	11,652	5,936
Other comprehensive income	3,434	2,844	1,764	24,901	26,125	20,419

Comprehensive income for the year	7,502	4,462	3,796	47,810	37,777	26,355

Summary of analysis of assets and liabilities on date control was lost
The management information corresponding to YPF EE’s assets and liabilities as of December 31, 2021, 2020 and 2019, as well as the net profit as of such dates are detailed below:

	2021 (1)	2020 (1)	2019 (1)
Non-current assets	183,767	148,384	96,219
Current assets	24,849	30,659	26,622

Total assets	208,616	179,043	122,841

Non-current liabilities	80,626	70,190	57,799
Current liabilities	33,211	38,059	19,503

Total liabilities	113,837	108,249	77,302

Total shareholders’ equity	94,779	70,794	45,539

	2021 (1)	2020 (1)	2019 (1)
Revenues	42,023	21,416	16,114
Costs	(20,077)	(10,013)	(7,706)

Gross profit	21,946	11,403	8,408

Operating profit	21,364	11,366	7,796
Income from equity interests in associates and joint ventures	(250)	356	778
Net financial results	(6,747)	(2,015)	(1,989)

Net profit before income tax	14,367	9,707	6,585

Income tax	(8,049)	(3,797)	(2,359)

Net profit	6,318	5,910	4,226

(1)
On this information, accounting adjustments have been made for the calculation of equity interest and results of YPF EE. The equity and adjusted results do not differ significantly from the YPF EE financial information disclosed here.

Summary of Investments Information
The following table shows information of the subsidiaries:

					Information of the Issuer
	Description of the Securities						Last available financial statements
Name and Issuer	Class	Face Value		Amount	Main Business	Registered Address	Date	Capital stock	Net profit / (loss)	Equity	Holding in Capital Stock

Subsidiaries: (7)
YPF Internacional (6)	Common	Bs.	100	66,897	Investment	La Plata 19 Street, Santa Cruz de la Sierra, Bolivia	12/31/2021	240	(10)	123	100.00%

YPF Holdings (6)	Common	US$	0.1	810,513	Investment and finance	10333 Richmond Avenue I, Suite 1050, TX, United States	12/31/2021	83,175	(12)	(22,075)	100.00%

OPESSA	Common	$	1	163,701,747	Commercial management of YPF’s gas stations	Macacha Güemes 515, Buenos Aires, Argentina	12/31/2021	164	(329)	7,236	99.99%

AESA	Common	$	1	11,714,952,101	Engineering and construction services	Macacha Güemes 515, Buenos Aires, Argentina	12/31/2021	11,715	1,911	14,210	100.00%

Metrogas	Common	$	1	398,419,700	Providing the public service of natural gas distribution	Gregorio Aráoz de Lamadrid 1360, Buenos Aires, Argentina	12/31/2021	569	(4,369)	17,347	70.00%

YPF Chile (6)	Common	—	—	115,058,933	Lubricants and aviation fuels trading and hydrocarbons research and exploration	Villarica 322; Módulo B1, Qilicura, Santiago, Chile	12/31/2021	4,686	427	3,998	100.00%

YTEC	Common	$	1	234,291,000	Investigation, development, production and marketing of technologies, knowledge, goods and services	Macacha Güemes 515, Buenos Aires, Argentina	12/31/2021	459	410	5,989	51.00%

The following table shows the investments in associates and joint ventures:

	2021														2020
						Information of the Issuer
	Description of the Securities								Last available financial statements
Name and Issuer	Class	Face Value		Amount	Book value (2)	Cost (1)	Main Business	Registered Address	Date	Capital stock	Net profit / (loss)	Equity	Holding in Capital Stock		Book Value (2)
Joint Ventures: (5)

YPF EE (6)	Common		$1	2,810,302,500	71,685	1,085	Exploration, exploitation, industrialization and marketing of hydrocarbons and generation, transport and marketing of electric energy	Macacha Güemes 515, Buenos Aires, Argentina	12/31/2021	3,747	6,318	94,779	75.00%		53,609

MEGA (6)	Common		$1	244,246,140	11,348	—	Separation, fractionation and transportation of natural gas liquids	San Martín 344, 10th floor, Buenos Aires, Argentina	9/30/2021	643	6,492	28,958	38.00%		7,733

Profertil (6)	Common		$1	391,291,500	28,358	—	Production and marketing of fertilizers	Alicia Moreau de Justo 740, 3rd floor, Buenos Aires, Argentina	9/30/2021	783	5,461	46,563	50.00%		16,951

Refinor	Common		$1	45,803,500	3,237	—	Refining	Maipú 1, 2nd floor, Buenos Aires, Argentina	9/30/2021	92	(554)	6,355	50.00%		2,220

OLCLP (6)	Common		$1	738,139,164	1,657	738	Construction and exploitation of a pipeline, oil transport and storage, import, export, purchase and sale of raw materials, industrial equipment and machinery	Macacha Güemes 515, Buenos Aires, Argentina	12/31/2021	868	851	2,363	85.00%		1,143

CT Barragán (6)	Common		$1	4,279,033,952	23,307	4,348	Production and generation of electric energy	Maipú 1, Buenos Aires, Argentina	12/31/2021	8,558	9,417	46,659	50.00%		14,981

					139,592	6,171									96,637

Associates:

Oldelval (6)	Common		$10	4,072,749	4,856	—	Oil transportation by pipeline	Florida 1, 10th floor, Buenos Aires, Argentina	9/30/2021	110	1,256	14,175	37.00%		2,998

Termap	Common		$10	476,034	2,464	—	Oil storage and shipment	Av. Leandro N. Alem 1180, 11th floor, Buenos Aires, Argentina	9/30/2021	14	188	5,539	33.15%		1,295

Oiltanking (6)	Common		$10	351,167	1,931	—	Hydrocarbon transportation and storage	Terminal Marítima Puerto Rosales – Provincia de Buenos Aires, Argentina	12/31/2021	12	1,796	6,720	30.00%		1,145

CDS (6)	Common		$0.01	11,870,716,511	2,788	—	Electric power generation and bulk marketing	Pasaje Ingeniero Butty 220, 16th floor, Buenos Aires, Argentina	12/31/2021	1,158	(1,328)	27,239	10.25	% (4)	2,079

YPF Gas	Common		$1	59,821,434	3,079	—	Gas fractionation, bottling, distribution and transport for industrial and/ or residential use	Macacha Güemes 515, Buenos Aires, Argentina	9/30/2021	176	1,268	9,648	33.99%		1,655

Other companies:

Other (3)	—	—	—	—	2,215	161	—	—	—	—	—	—	0.00%		1,315

					17,333	161									10,487

					156,925	6,332									107,124

(1)	Corresponds to cost and contributions, net of dividends collected and capital reductions.
(2)	Corresponds to holding in shareholders’ equity plus adjustments to conform to YPF accounting principles.
(3)	Includes GPA, OTC, OTA, Bizoy S.A., Bioceres S.A. and Petrofaro S.A.
(4)	Additionally, the Group has a 22.49% indirect holding in capital stock through YPF EE.
(5)	As stipulated by shareholders’ agreement, joint control is held in this company by shareholders.
(6)	The dollar has been defined as the functional currency of this company.
(7)	Additionally, consolidates YPF Services USA Corp., YPF Brasil, Wokler Investment S.A., YPF Colombia S.A.S., Miwen S.A., Eleran, Lestery S.A., YPF Perú, YPF Ventures and Metroenergía.